SUBSEQUENT EVENTS (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 30.00
Expected term of option	6 years	6 years 6 months
Stockholders' Equity, Reverse Stock Split	1-for-20	1-for-20
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares	2,159,156
Shares Outstanding Before Reverse Stock Split	43,182,599
Adjustments to Additional Paid in Capital, Stock Split	$ 41,024
Common Stock Issued Value In Exchange Of Warrants		3,632,311	612,000	1,342,001
Common Stock [Member]
Common Stock Issued Shares In Exchange Of Warrants		330,892	133,530	292,804
Common Stock Issued Value In Exchange Of Warrants		331	133	293
Subsequent Event [Member]
Stockholders' Equity, Reverse Stock Split		1-for-20
Common stock, par value (in dollars per share)		$ 0.001
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares		2,159,156
Shares Outstanding Before Reverse Stock Split		43,182,599
Adjustments to Additional Paid in Capital, Stock Split		41,024
Common Stock Issued Shares In Exchange Of Warrants	38,334
Common Stock Issued Value In Exchange Of Warrants	$ 306,667
Amended and Restated2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	550,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	226,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 10.2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The options vest 1/3rd on February 12, 2014 and 1/36th on the 12th of each month thereafter for 24 months.
Amended and Restated2012 Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		550,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		226,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 10.20
Expected term of option		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The options vest 1/3rd on February 12, 2014 and 1/36th on the 12th of each month thereafter for 24 months.